Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities
13. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2021	2020
Employee compensation and benefits	$3,650	$3,037
Professional fees	14,871	6,381
Property and equipment	991	10,017
Product revenue accruals	4,565	—
Biosecurity service revenue accruals	28,726	1,440
Inventory related accruals	3,538	—
Lab supplies	560	4,276
External research and development expenses	11	2,594
Liability classified stock-based compensation (Note 18)	26,612	—
Capital lease obligation	747	485
Other current liabilities	9,061	2,275

Accrued expenses and other current liabilities	$93,332	$30,505